Income tax - Summary of Income Taxes Are Recognized In Profit Or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense
Current year	€ 70,154	€ 42,921	€ 27,749
Global minimum top-up tax	702	0	0
Changes in estimates related to prior years	(1,351)	(260)	37
Foreign exchange adjustment	348	(168)	642
Deferred tax credit
Origination and reversal of temporary differences	(7,738)	(13,689)	4,255
Origination of changes in tax rates	0	247	66
Changes in estimates related to prior years	1,794	(574)	0
Recognition of previously unrecognized deferred tax assets	(395)	0	(134)
Write-down of deferred tax asset	4,448	0	0
Foreign exchange adjustment	(73)	17	270
Release of deferred tax arising on business combinations	(2,588)	(3,331)	(4,256)
Dividend tax expense	9,952	223	5,611
Income tax expense reported in profit or loss	€ 75,253	€ 25,386	€ 34,240